Organization and Business Operations (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 26, 2021	Feb. 23, 2021	Mar. 31, 2022	Dec. 31, 2021
Organization and Business Operations (Details) [Line Items]
Gross proceeds			$ 345,000,000	$ 345,000,000
Public shares redeem percentage	100.00%		100.00%	100.00%
Public share price per share (in Dollars per share)			$ 10
Interest expenses			$ 100,000	$ 100,000
Public per share (in Dollars per share)			$ 10	$ 10
Working capital deficit			$ 39,029
Operating Bank Account			$ 109,240	$ 600,000
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Initial public offering units (in Shares)		34,500,000	8,900,000	8,900,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 1	$ 1
Gross proceeds	$ 345,000,000	$ 345,000,000
Gross proceeds			$ 8,900,000	$ 8,900,000
Transaction costs			19,540,060	19,540,060
Underwriting commission			6,900,000	6,900,000
Deferred underwriting commission			12,075,000	12,075,000
Other offering cost			$ 565,060	$ 565,060
Net offering proceeds	$ 345,000,000
Price per warrant (in Dollars per share)	$ 10
Class A Ordinary Shares [Member]
Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)		$ 11.5